Condensed Statutory Basis Statements of Admitted Assets, Liabilities and Capital and Surplus, Unaudited (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per shares)	$ 5	$ 5	$ 5
Common stock, issued	1,000	1,000	1,000
Common stock, outstanding	1,000	1,000	1,000